Concentrations	12 Months Ended
Dec. 31, 2024
Concentrations [Abstract]
CONCENTRATIONS
18.	CONCENTRATIONS

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. For the year ended December 31, 2024, 2023, and 2022, the Company had revenue from one, two, and four, customers that accounted for approximately 57%, 21% and 38% of revenue, respectively. As of December 31, 2024 and 2023, the Company has accounts receivable consisting of 2 customers of 99% and 4 customers of 54%, respectively.